Loans - Narrative (Detail) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans covered by FDIC loss share agreements	$ 234,036,000	$ 347,408,000
Loan held for sale	10,381,000	8,271,000
Loans and written loan commitments at fair value under the fair value option	985,411,000	841,862,000
Unamortized discount on acquired loans	6,268,000	5,190,000
Loans in process	600,000	11,050,000
Ending balance	5,692,071,000	5,424,748,000
Principal balances of residential real estate loans sold	214,250,000	450,010,000
Interest income recognized on impaired loans	5,870,000	7,870,000
Valuation adjustments made to repossessed properties	9,690,000	4,030,000
Specific reserves included in the allowance for loan losses for TDRs	3,180,000	6,430,000
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and written loan commitments at fair value under the fair value option	985,411,000	841,860,000
Loans Guaranteed by US Government Authorities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending balance	$ 106,460,000	$ 104,040,000